Schedule of intangible assets (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets, cost		R$ 7,910	R$ 9,046
Intangible assets, accumulated depreciation		(2,157)	(2,882)
Intangible assets, net		5,753	6,164	R$ 6,236
Finance Lease [Member] | Right Of Use Paes Mendonca [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		543	653
Intangible assets, accumulated depreciation		(130)	(86)
Intangible assets, net		413	567	780
Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		713	773
Intangible assets, accumulated depreciation		(272)	(170)
Intangible assets, net		441	603	836
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		1,587	2,478
Intangible assets, accumulated depreciation	[1]	(858)	(1,728)
Intangible assets, net		729	750	1,314
Tradename [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		3,385	3,731
Intangible assets, net		3,385	3,731	3,059
Commercial Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		54	47
Intangible assets, accumulated depreciation		(3)
Intangible assets, net		51	47	136
Contractual Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		6	5
Intangible assets, accumulated depreciation		(3)	(2)
Intangible assets, net		3	3
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		2,165	2,012
Intangible assets, accumulated depreciation		(1,021)	(982)
Intangible assets, net		1,144	1,030	888
Computer software [member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		170	120
Intangible assets, accumulated depreciation		(142)	(84)
Intangible assets, net		28	36	56
Total Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost		7,197	8,273
Intangible assets, accumulated depreciation		(1,885)	(2,712)
Intangible assets, net		R$ 5,312	R$ 5,561	R$ 5,400

[1]	Refers to amortizations recorded previously prior to the first time adoption of the IFRS.